Fair Value of Financial Instruments - Carrying value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	$ 42,530	$ 67,495	$ 68,535	$ 101,734
Equity Method Investments, Carrying Value	173,298
Equity Method Investments, Fair Value Disclosure	92,300
Fair Value, Inputs, Level 1 | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Equity Method Investments, Fair Value Disclosure	173,298
Cash and Cash Equivalents, Fair Value Disclosure	42,530
Finance Lease, Liability	350,805	73,823
Bank loans, net, Fair Value Disclosure		74,214
Senior Notes, net	0	73,253
Senior Notes, net, Fair Value Disclosure	0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Fair Value Hedge Asset at Fair Value		219
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest Rate Fair Value Hedge Asset at Fair Value	0
Equity Method Investments, Fair Value Disclosure		92,281
Bank loans, net	377,569	$ 681,489
Bank loans, net, Fair Value Disclosure	$ 377,569